Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Basic income attributable to common stockholders of Navigator Holdings Ltd.	$ 100,122	$ 85,571	$ 82,255
Diluted income attributable to common stockholders of Navigator Holdings Ltd.	$ 100,122	$ 85,571	$ 82,255
Basic weighted average number of shares (in shares)	67,333,263	71,149,671	74,096,284
Effect of dilutive potential share options (in shares)	703,510	688,363	511,165
Diluted weighted average number of shares (in shares)	68,036,773	71,838,034	74,607,449
Basic earnings per share (in dollars per share)	$ 1.49	$ 1.20	$ 1.11
Diluted earnings per share (in dollars per share)	$ 1.47	$ 1.19	$ 1.10